Related Party Transactions	12 Months Ended
Aug. 31, 2019
Disclosure of transactions between related parties [abstract]
Related Party Transactions

29. RELATED PARTY TRANSACTIONS

Controlling shareholder

The majority of the Class A Shares are held by the Shaw Family Living Trust (“SFLT”). The sole trustee of SFLT is a private company owned by JR Shaw and having a board comprised of seven directors, including JR Shaw as chair, Bradley S. Shaw, four other members of his family, and one independent director. JR Shaw and members of his family are represented as Directors, Senior Executive and Corporate Officers of the Company.

Significant investments in subsidiaries

The following are the significant subsidiaries of the Company, all of which are incorporated or partnerships in Canada.

	Ownership Interest
	August 31,	August 31,
	2019	2018
Shaw Cablesystems Limited	100%	100%
Shaw Cablesystems G.P.	100%	100%
Shaw Cablesystems (VCI) Ltd.	100%	100%
Shaw Envision Inc.	100%	100%
Shaw Telecom Inc.	100%	100%
Shaw Telecom G.P.	100%	100%
Shaw Satellite Services Inc.	100%	100%
Star Choice Television Network Incorporated	100%	100%
Shaw Satellite G.P.	100%	100%
Freedom Mobile Inc.	100%	100%

Key management personnel and Board of Directors

Key management personnel consist of the most senior executive team and along with the Board of Directors, and have the authority and responsibility for planning, directing and controlling the activities of the Company.

Compensation

The compensation expense of key management personnel and Board of Directors is as follows:

	2019	2018
	$	$
Short-term employee benefits	29	25
Post-employment pension benefits	9	8
Termination benefits	-	7
Share-based compensation	2	4
	40	44

Transactions

The Company paid $2 (2018 - $2) for collection, installation and maintenance services to a company controlled by a Director of the Company.

During the year, the Company paid $12 (2018 - $12) for remote control units to a supplier where Directors of the Company hold positions on the supplier’s board of directors.

During the year, network fees of $27 (2018 - $26) were paid to a programmer where a Director of the Company holds a position on the programmer’s board of directors.

At August 31, 2019, the Company had $4 owing in respect of these transactions (2018 - $4).

On May 15, 2019, the Company completed the sale of a non-core parcel of land and the building located thereon (the “Property”), to an affiliate of Shaw Family Living Trust (“SFLT”) (the “Purchaser”), for total net proceeds of approximately $45. The Property had a net book value of approximately $4 resulting in a gain on disposition of approximately $41. The purchase price was determined based on appraisals performed by two independent valuators. As part of the transaction, the Purchaser agreed to lease back the Property to the Company for a term of three years at market rental rates (which was also based on appraisals from the two independent valuators) allowing the Company to monetize a non-core asset. The transaction was approved by the independent Board members of the Company.

Other related parties

The Company has entered into certain transactions and agreements in the normal course of business with certain of its related parties. These transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Corus

The Company and Corus are subject to common voting control. During the year, network fees of $124 (2018 - $133), advertising fees of $2 (2018 - $4), programming fees of $16 (2018 - $16), and administrative fees of $4 (2018 - $2) were paid to various Corus subsidiaries and entities subject to significant influence. In addition, the Company provided administrative, advertising and other services for $5 (2018 - $5), uplink of television signals for $8 (2018 - $8), and Internet services and lease of circuits for $1 (2018 - $1). At August 31, 2019, the Company had a net of $11 owing in respect of these transactions (2018 - $13).

The Company provided Corus with advertising spots in return for radio and television advertising. No monetary consideration was exchanged for these transactions and no amounts were recorded in the accounts.

Burrard Landing Lot 2 Holdings Partnership

During the year, the Company paid $10 (2018 - $12) to the Partnership for lease of office space in Shaw Tower. Shaw Tower, located in Vancouver, BC, is the Company’s headquarters for its lower mainland operations. At August 31, 2019, the Company had a remaining commitment of $55 in respect of the office space lease which is included in the amounts disclosed in note 27.